Equity Incentive Plan	12 Months Ended
Dec. 31, 2022
Equity Incentive Plan [Abstract]
Equity Incentive Plan
15.	Equity Incentive Plan:

On February 24, 2020, the Compensation Committee granted an aggregate of 15,625 restricted shares of common stock pursuant to the Company’s Equity Incentive Plan (as amended, the “Plan”). Of the total 15,625 shares issued, 4,500 shares were granted to the non-executive members of the board of directors, 4,281 were granted to the executive officers, 6,063 shares were granted to certain of the Company’s non-executive employees and 781 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $51.20. All the shares vested over a period of two years. 5,209 shares vested on February 24, 2020, 5,208 shares vested on October 1, 2020 and 5,208 shares vested on October 1, 2021.

On January 18, 2021, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 400,000 shares. The same date, the Compensation Committee granted an aggregate of 360,000 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 360,000 shares issued, 140,000 shares were granted to the non-executive members of the board of directors, 95,000 were granted to the executive officers, 110,000 shares were granted to certain of the Company’s non-executive employees and 15,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $8.10. 120,003 shares vested on the grant date, 119,999 shares vested on October 1, 2021 and 119,998 shares vested on October 1, 2022.

On August 2, 2021, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 350,000 shares. The same date, the Compensation Committee granted an aggregate of 310,000 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 310,000 shares issued, 130,000 shares were granted to the non-executive members of the board of directors, 88,500 were granted to the executive officers, 79,000 shares were granted to certain of the Company’s non-executive employees and 12,500 shares were granted to the sole director of the Company’s commercial manager, a non-employee and another non-employee. The fair value of each share on the grant date was $10.20. 103,335 shares vested on the grant date, 103,333 shares vested on October 1, 2021 and 103,332 shares vested on October 1, 2022.

On January 12, 2022, the Company’s Equity Incentive Plan, as previously amended, was further amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 550,000 shares. The same date, the Compensation Committee granted an aggregate of 533,700 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 533,700 shares issued, 160,000 shares were granted to the non-executive members of the board of directors, 170,000 were granted to the executive officers, 188,700 shares were granted to certain of the Company’s non-executive employees and 15,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $9.10. 177,902 shares vested on the grant date, 177,899 shares vested on October 1, 2022 and 177,899 shares will vest on October 1, 2023.

On July 8, 2022, the Company’s Equity Incentive Plan, as previously amended, was further amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 400,000 shares. The same date, the Compensation Committee granted an aggregate of 350,000 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 350,000 shares issued on July 12, 2022, 140,000 shares were granted to the non-executive members of the board of directors, 105,000 were granted to the executive officers, 95,000 shares were granted to certain of the Company’s non-executive employees and 10,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $6.90. 116,670 shares vested on the date of the issuance, July 12, 2022, 116,665 shares vested on October 1, 2022 and 116,665 shares will vest on October 1, 2023.

The related expense for shares granted to the Company’s board of directors and certain of its employees for the years ended December 31, 2022, 2021 and 2020, amounted to $6,973, $4,907 and $826, respectively, and is included under general and administration expenses. The related expense for shares granted to non-employees for the years ended December 31, 2022, 2021 and 2020, amounted to $212, $190 and $43, respectively, and is included under voyage expenses.

Restricted shares during 2022, 2021 and 2020 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2020	5,208	$24.80
Granted	670,000	9.10
Vested	(451,877)	9.60
Outstanding at December 31, 2021	223,331	$7.88
Granted	883,700	8.25
Vested	(812,133)	8.47
Forfeited	(666)	9.13
Outstanding at December 31, 2022	294,232	$7.34

The unrecognized cost for the non-vested shares granted to the Company’s board of directors and certain of its employees as of December 31, 2022 and 2021 amounted to $1,200 and $1,106, respectively. On December 31, 2022, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s board of directors and its other employees not yet recognized is expected to be recognized is 0.75 years.